STOCKHOLDERS' DEFICIT - Preferred Stock (Details) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized	40,000,000	82,352,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
CONCORD ACQUISITION CORP III
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0